Operating Lease Obligations (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Operating lease cost:
Amortization of leased assets	$ 87,798	$ 52,692
Interest of lease liabilities	9,180	5,716
Total operating lease cost	$ 96,978	$ 58,408